Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 9,679	$ 2,982	$ 23,102	$ 6,781	$ 11,040	$ 4,278
General and administrative	3,841	647	6,945	1,575	2,786	517
Total operating expenses	13,520	3,629	30,047	8,356	13,826	4,795
Loss from operations	(13,520)	(3,629)	(30,047)	(8,356)	(13,826)	(4,795)
Other (expense) income:
Interest income		110	24	223	290	5
Interest expense	(130)		(315)
Change in fair value of preferred stock tranche obligations		(2,352)		(1,323)	(1,323)	(21)
Change in success fee obligation	(270)		(450)
Total other (expense) income, net	(400)	(2,242)	(741)	(1,100)	(1,033)	(16)
Net loss	$ (13,920)	$ (5,871)	$ (30,788)	$ (9,456)	$ (14,859)	$ (4,811)
Net loss per share-basic and diluted	$ (2.01)	$ (2.36)	$ (7.51)	$ (3.94)	$ (6.08)	$ (10.15)
Weighted-average common shares outstanding used in net loss per share-basic and diluted	6,920,008	2,491,487	4,100,504	2,401,039	2,442,872	474,118